Investment in Joint Ventures - Additional Information (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Disclosure of joint ventures [line items]
Share of capital commitment	¥ 81,000	$ 11,400	¥ 38,000
Cash and cash equivalents	5,753,268	812,024	5,559,890	$ 784,729	¥ 5,390,324	¥ 3,653,914
People's Republic of China [member]
Disclosure of joint ventures [line items]
Cash and cash equivalents	44,800	6,300	27,300
Y & C Engine Co., Ltd. [Member]
Disclosure of joint ventures [line items]
Cash and cash equivalents	164,942		113,061
Y & C Engine Co., Ltd. [Member] | Outstanding bills receivables discounted with banks by retain recourse obligation [member]
Disclosure of joint ventures [line items]
Share of outstanding bills receivables	45,000	6,300	98,000
Y & C Engine Co., Ltd. [Member] | Outstanding Bills Receivables Endorsed To Suppliers by Retain Recourse Obligation [Member]
Disclosure of joint ventures [line items]
Share of outstanding bills receivables	11,400	1,600	1,700
Joint ventures [member]
Disclosure of joint ventures [line items]
Cash and cash equivalents	228,774	32,289	134,768
Share of restricted cash	60,800	8,600	33,800
Bills receivables	50,800	7,200	0
Joint ventures [member] | Letter Of Credit Facilities [member]
Disclosure of joint ventures [line items]
Share of restricted cash	¥ 0	$ 0	¥ 700